Going Concern and Management's Liquidity Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Going Concern And Managements Liquidity Plans
GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS

NOTE 2 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of March 31, 2018, the Company had cash of $674,776 and working capital deficit (current liabilities in excess of current assets) of $1,461,669. During the three months ended March 31, 2018, the Company used net cash in operating activities of $3,535,373. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the financial statements.

During the three months ended March 31, 2018, the Company received approximately $63,000, $3,304,000 and $397,500 from the exercise of common stock warrants, sale of common stock and proceeds from advances, respectively. The Company does not have cash sufficient to fund operations for the next fiscal year. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the financial statements.

The Company’s primary source of operating funds since inception has been cash proceeds from private placements of common stock, proceeds from the exercise of warrants and options and issuance of notes payable. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. The Company will require additional financing to fund future operations.

Management’s plans with regard to these matters encompass the following actions: 1) obtain funding from new and current investors to alleviate the Company’s working capital deficiency; and 2) implement a plan to generate sales. The Company’s continued existence is dependent upon its ability to translate its user base into sales. However, the outcome of management’s plans cannot be ascertained with any degree of certainty.

Accordingly, the accompanying condensed, consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the condensed, consolidated financial statements do not necessarily purport to represent realizable or settlement values. The condensed, consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 2 –GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of December 31, 2017, the Company had cash of $1,201,587 and working capital deficit (current liabilities in excess of current assets) of $12,731,564. During the twelve months ended December 31, 2017, the Company used net cash in operating activities of $7,997,465. These conditions raise substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the financial statements.

During the twelve months of 2017, the Company received $4,753,196, $950,000, $3,248,000 and $442,500 from the exercise of common stock warrants, proceeds from issuance of convertible notes, sale of common stock and proceeds from simple agreements for future tokens, respectively. The Company does not have cash sufficient to fund operations.

The Company’s primary source of operating funds since inception has been cash proceeds from private placements of common stock, proceeds from the exercise of warrants and options and issuance of notes payable. The Company has experienced net losses and negative cash flows from operations since inception and expects these conditions to continue for the foreseeable future. The Company will require additional financing to fund future operations.

Management’s plans with regard to these matters encompass the following actions: 1) obtain funding from new and potentially current investors to alleviate the Company’s working capital deficiency, and 2) implement a plan to generate sales. The Company’s continued existence is dependent upon its ability to translate its user base into sales. However, the outcome of management’s plans cannot be ascertained with any degree of certainty.

Accordingly, the accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in the consolidated financial statements do not necessarily purport to represent realizable or settlement values. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.